Strategy Shares Gold Enhanced Yield ETF	January 31, 2026 (Unaudited)

Portfolio of Investments*

Principal
Amount		Value
Corporate Bonds — 71.6%
Communication Services — 5.9%
$6,150,000	Verizon Communications, Inc., 4.52%, 9/15/48	$5,147,615
5,330,000	Walt Disney Co. (The), 2.65%, 1/13/31	4,989,534
		10,137,149

Consumer Discretionary — 4.9%
4,920,000	Amazon .com, Inc., 1.50%, 6/3/30	4,430,982
3,690,000	Home Depot, Inc. (The), 5.88%, 12/16/36	3,982,161
		8,413,143

Consumer Staples — 9.6%
5,330,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	5,256,269
4,100,000	BAT Capital Corp., 3.56%, 8/15/27	4,073,920
4,510,000	Coca-Cola Co. (The), 1.38%, 3/15/31	3,951,409
3,690,000	Costco Wholesale Corp., 1.60%, 4/20/30	3,347,305
		16,628,903

Energy — 4.0%
4,100,000	Chevron Corp., 2.24%, 5/11/30	3,806,470
3,280,000	MPLX LP, 2.65%, 8/15/30	3,040,202
		6,846,672

Financials — 17.7%
1,640,000	Capital One Financial Corp., 3.80%, 1/31/28	1,632,007
5,330,000	Citigroup, Inc., 4.41%, 3/31/31	5,329,187
3,690,000	Fiserv, Inc., 3.50%, 7/1/29	3,585,929
4,920,000	Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32	4,366,824
4,920,000	JPMorgan Chase & Co., 4.49%, 3/24/31	4,957,038
4,100,000	MetLife, Inc., 4.55%, 3/23/30	4,178,964
1,640,000	Northern Trust Corp., 1.95%, 5/1/30	1,501,821
5,330,000	Wells Fargo & Co., 3.00%, 10/23/26	5,298,272
		30,850,042

Health Care — 6.8%
4,510,000	AbbVie, Inc., 3.20%, 11/21/29	4,375,422
3,280,000	Amgen, Inc., 2.20%, 2/21/27	3,224,547
4,100,000	CVS Health Corp., 4.30%, 3/25/28	4,113,421
		11,713,390

Industrials — 6.4%
4,510,000	Boeing Co. (The), 5.15%, 5/1/30	4,635,187
2,870,000	General Electric Co., 5.88%, 1/14/38	3,098,555
3,280,000	Southwest Airlines Co., 5.13%, 6/15/27	3,319,569
		11,053,311

Information Technology — 6.4%
3,690,000	Apple, Inc., 3.35%, 2/9/27	3,678,545
3,690,000	Broadcom, Inc., 5.20%, 7/15/35	3,770,651
4,100,000	Oracle Corp., 5.38%, 7/15/40	3,694,690
		11,143,886

Principal
Amount		Value
Corporate Bonds — 71.6% — (Continued)
Materials — 2.4%
$3,280,000	Dow Chemical Co. (The), 3.60%, 11/15/50	$2,139,291
2,050,000	Sherwin-Williams Co. (The), 2.95%, 8/15/29	1,971,826
		4,111,117

Real Estate — 3.0%
5,330,000	Equinix, Inc., 3.20%, 11/18/29	5,131,286
		5,131,286

Utilities — 4.5%
4,510,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	4,147,619
3,690,000	Pacific Gas and Electric Co., 4.55%, 7/1/30	3,679,838
		7,827,457

Total Corporate Bonds (Cost $123,953,899)		$123,856,356

Yankee Dollars — 4.7%
Communication Services — 2.6%
3,690,000	Orange SA, 9.00%, 3/1/31	4,426,837
		4,426,837

Energy — 2.1%
3,276,000	Shell International Finance BV, 6.38%, 12/15/38	3,654,057
		3,654,057

Total Yankee Dollars (Cost $8,096,788)		$8,080,894

U.S. Treasury Obligations — 24.5%
1,500,000	U.S. Treasury Bill, 4.14%^, 3/19/26(a)	1,493,199
41,000,000	U.S. Treasury Note, 3.38%^, 12/31/27	40,881,484

Total U.S. Treasury Obligations (Cost $42,382,556)		$42,374,683

Total Investments — 100.8% (Cost $174,433,243)		$174,311,933
Net other assets (liabilities) — (0.8)%		(1,448,728)

Net Assets — 100.0%		$172,863,205

Strategy Shares Gold Enhanced Yield ETF (Continued)	January 31, 2026 (Unaudited)

*	Portfolio of Investments is presented on a consolidated basis.
^	Reflects the effective yield or interest rate in effect at January 31, 2026.
(a)	All or a portion held by the Subsidiary.

BV — Besloten Vennootschap (Dutch private limited company)
CFC — Controlled Foreign Corporation
LLC — Limited Liability Corporation
LP — Limited Partnership
SA — Societe Anonyme (French public limited company)

Total Return Swap Agreements*

Pay/ Receive(a)	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Pay	GOLY BCKTGOLY Equity Index	BNP Paribas SA	Monthly	1/11/27	$170,458,786	$(170,458,786)
Receive	GOLY BCKTGOLY Equity Index	BNP Paribas SA	Monthly	1/11/27	34,286	170,458,841
						$55

*	All or a portion held by the Subsidiary.

(a)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Strategy Shares Nasdaq 7HANDL™ Index ETF	January 31, 2026 (Unaudited)

Portfolio of Investments

Principal
Amount		Value
U.S. Treasury Obligations — 1.8%
$1,500,000	U.S. Treasury Bill, 3.23%^, 2/19/26+	$1,497,449
3,500,000	U.S. Treasury Bill, 3.52%^, 6/11/26+	3,455,728
7,000,000	U.S. Treasury Bill, 3.44%^, 1/21/27+	6,770,249

Total U.S. Treasury Obligations (Cost $11,714,463)		$11,723,426

Shares		Value
Exchange-Traded Funds — 93.7%
357,182	Dimensional Core Fixed Income ETF	15,226,669
691,320	Global X MLP & Energy Infrastructure ETF	45,177,762
1,209,810	Global X U.S. Preferred ETF	23,494,510
175,712	Invesco Nasdaq 100 ETF	44,991,058
420,553	Invesco Taxable Municipal Bond ETF	11,392,781
20,165	iShares Core S&P 500 ETF	14,015,280
694,202	iShares Core U.S. Aggregate Bond ETF	69,510,445
532,893	JPMorgan Equity Premium Income ETF	31,206,214
288,050	Schwab High Yield Bond ETF	7,667,891
2,966,915	Schwab U.S. Aggregate Bond ETF	69,574,156
1,276,063	Schwab U.S. REIT ETF	27,320,509
184,352	State Street SPDR Portfolio S&P 500 ETF	15,006,253
1,071,546	State Street Utilities Select Sector SPDR ETF	46,344,365
155,547	Vanguard Dividend Appreciation ETF	34,845,639
227,560	Vanguard Intermediate-Term Corporate Bond ETF	19,103,662
80,654	Vanguard MBS ETF	3,810,095
23,044	Vanguard S&P 500 ETF	14,661,054
936,164	Vanguard Total Bond Market ETF	69,491,454
694,201	WisdomTree U.S. Efficient Core Fund ETF	38,347,663

Total Exchange-Traded Funds (Cost $563,838,975)		$601,187,460
Total Investments — 95.5% (Cost $575,553,438)		$612,910,886
Net other assets (liabilities) — 4.5%		28,850,942

Net Assets — 100.0%		$641,761,828

^	Reflects the effective yield or interest rate in effect at January 31, 2026.
+	All or a portion of this security has been pledged as collateral for amounts owed by the Fund for swap agreements.

ETF — Exchange-Traded Fund
MBS — Mortgage-Backed Security
MLP — Master Limited Partnership
REIT — Real Estate Investment Trust
S&P — Standard and Poor's
SPDR — Standard and Poor's Depositary Receipts

Strategy Shares Nasdaq 7HANDL™ Index ETF (Continued)	January 31, 2026 (Unaudited)

Total Return Swap Agreements

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Receive	Effective Federal Funds Rate(b) + 95 bps	Nasdaq 7HANDLTM Index	Canadian Imperial Bank of Commerce	Monthly	2/27/26	$37,251	$61,925,345
Pay	Effective Federal Funds Rate(b) + 95 bps	Nasdaq 7HANDLTM Index	Canadian Imperial Bank of Commerce	Monthly	2/27/26	61,550,538	(61,550,538)
Pay	Effective Federal Funds Rate(b) + 95 bps	Nasdaq 7HANDLTM Index	BNP Paribas SA	Monthly	1/14/27	147,749,988	(147,749,988)
Receive	Effective Federal Funds Rate(b) + 95 bps	Nasdaq 7HANDLTM Index	BNP Paribas SA	Monthly	1/14/27	89,421	148,649,672
							$1,274,491

(a)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(b)	The Effective Federal Funds Rate at January 31, 2026 was 3.64%.

SA — Societe Anonyme (French public limited company)

Strategy Shares Newfound/ReSolve Robust Momentum ETF	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.6%
80	iShares 1-3 Year Treasury Bond ETF	$6,639
80	iShares 7-10 Year Treasury Bond ETF	7,675
238,160	iShares Core MSCI EAFE ETF	22,398,948
5,520	iShares Core S&P 500 ETF	3,836,566

Total Exchange-Traded Funds (Cost $24,306,837)		$26,249,828
Total Investments — 99.6% (Cost $24,306,837)		$26,249,828
Net other assets (liabilities) — 0.4%		99,143
Net Assets — 100.0%		$26,348,971

ETF — Exchange-Traded Fund
MSCI EAFE — Morgan Stanley Capital International Europe, Australasia and Far East
S&P — Standard and Poor's

Monopoly ETF	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.7%
Communication Services — 16.7%
3,895	Alphabet, Inc., Class C	$1,318,574
80	Live Nation Entertainment, Inc.†	11,636
813	Meta Platforms, Inc., Class A	582,515
1,502	Netflix, Inc.†	125,402
365	T-Mobile US, Inc.	71,982
		2,110,109

Consumer Discretionary — 11.6%
3,452	Amazon .com, Inc.†	826,064
96	D.R. Horton, Inc.	14,289
324	Home Depot, Inc. (The)	121,367
84	Lennar Corp., Class A	9,185
182	Lowe's Cos, Inc.	48,605
10	Pool Corp.	2,541
1,073	Tesla, Inc., 4/30/26†	461,830
		1,483,881

Consumer Staples — 3.5%
144	Costco Wholesale Corp.	135,396
2,623	Walmart, Inc.	312,504
		447,900

Financials — 6.6%
224	American Express Co	78,886
72	Aon plc, Class A	25,174
187	Apollo Global Management, Inc.	25,159
110	Ares Management Corp., Class A	16,464
53	Blackrock, Inc.	59,304
409	Blackstone, Inc.	58,250
35	Cboe Global Markets, Inc.	9,277
121	CME Group, Inc., Class A	34,976
198	Fiserv, Inc.†	12,619
186	Intercontinental Exchange, Inc.	32,323
25	Jack Henry & Associates, Inc.	4,480
295	Mastercard, Inc., Class A	158,943
58	Moody's Corp.	29,902
27	MSCI, Inc., Class A	16,449
192	Nasdaq, Inc.	18,603
100	S&P Global, Inc.	52,779
642	Visa, Inc., Class A	206,615
		840,203

Health Care — 7.8%
570	Abbott Laboratories	62,301
572	AbbVie, Inc.	127,561
90	Agilent Technologies, Inc.	12,047
175	Amgen, Inc.	59,829
495	Boston Scientific Corp.†	46,297
66	Cencora, Inc.	23,709
86	Cigna Group (The)	23,573
309	Eli Lilly & Co.	320,479
75	HCA Healthcare, Inc.	36,620
28	IDEXX Laboratories, Inc.†	18,773
117	Intuitive Surgical, Inc.†	58,994
54	IQVIA Holdings, Inc.†	12,428
25	Lantheus Holdings, Inc.†	1,673
125	Stryker Corp.	46,195
295	UnitedHealth Group, Inc.	84,645
84	Vertex Pharmaceuticals, Inc.†	39,472

Shares		Value
Common Stocks — 99.7% — (Continued)
Health Care — 7.8% — (Continued)
25	West Pharmaceutical Services, Inc.	$5,778
150	Zoetis, Inc., Class A	18,723
		999,097

Industrials — 4.6%
37	A.O. Smith Corp.	2,719
132	Automatic Data Processing, Inc.	32,581
26	Axon Enterprise, Inc.†	12,573
39	Broadridge Financial Solutions, Inc.	7,687
156	Caterpillar, Inc.	102,549
133	Cintas Corp.	25,455
323	Copart, Inc.†	13,107
625	CSX Corp.	23,600
89	Deere & Co.	46,992
41	Equifax, Inc.	8,257
76	Lockheed Martin Corp.	48,201
46	Northrop Grumman Corp.	31,844
66	Old Dominion Freight Line, Inc.	11,431
41	Parker-Hannifin Corp.	38,369
98	Republic Services, Inc., Class A	21,079
168	Rollins, Inc.	10,641
17	TransDigm Group, Inc.	24,268
1,224	Uber Technologies, Inc.†	97,981
133	Waste Management, Inc.	29,558
		588,892

Information Technology — 47.7%
134	Adobe, Inc.†	39,296
532	Advanced Micro Devices, Inc.†	125,940
4,586	Apple, Inc.	1,189,975
259	Applied Materials, Inc.	83,481
111	AppLovin Corp., Class A†	52,515
128	ASML Holding NV NYS	182,144
69	Autodesk, Inc.†	17,448
1,543	Broadcom, Inc.	511,196
90	Cadence Design Systems, Inc.†	26,672
1,300	Cisco Systems, Inc.	101,816
7	Fair Isaac Corp.†	10,242
252	Fortinet, Inc.†	20,478
91	Intuit, Inc.	45,402
43	KLA Corp.	61,401
412	Lam Research Corp.	96,186
2,402	Microsoft Corp.	1,033,556
7,101	NVIDIA Corp., 7/31/26	1,357,213
941	Oracle Corp.	154,870
781	Palantir Technologies, Inc., Class A†	114,487
351	Qualcomm, Inc.	53,208
306	Salesforce, Inc.	64,961
339	ServiceNow, Inc.†	39,666
58	Synopsys, Inc.†	26,977
1,704	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	563,274
318	Texas Instruments, Inc.	68,545
32	VeriSign, Inc.	7,815
		6,048,764

Materials — 0.9%
155	Linde plc	70,830
81	Sherwin-Williams Co. (The)	28,726

Monopoly ETF (Continued)	January 31, 2026 (Unaudited)

Shares		Value
Common Stocks — 99.7% — (Continued)
Materials — 0.9% (Continued)
44	Vulcan Materials Co.	$13,224
		112,780

Real Estate — 0.3%
139	CoStar Group, Inc.†	8,549
32	Equinix, Inc.	26,270
		34,819

Total Common Stocks (Cost $10,872,245)		$12,666,445

Total Investments — 99.7% (Cost $10,872,245)		$12,666,445
Net other assets (liabilities) — 0.3%		38,416

Net Assets — 100.0%		$12,704,861

ADR — American Depositary Receipt
NV — Naamloze Vennootschap (Dutch Stock Company)
NYS — New York Shares
PLC — Public Limited Company
S&P — Standard and Poor's

† Non-income producing security